ADAMS DIVERSIFIED EQUITY FUND, INC.

Schedule of Investments

September 30, 2020
(unaudited)
	Shares	Value (a)
Common Stocks — 99.7%
Communication Services — 10.3%
Activision Blizzard, Inc.	139,700	$11,308,715
Alphabet Inc. Class A (b)	40,100	58,770,560
AT&T Inc.	457,382	13,039,961
Charter Communications, Inc. Class A (b)	23,400	14,609,556
Comcast Corporation Class A	668,200	30,910,932
Facebook, Inc. Class A (b)	196,800	51,541,920
Netflix, Inc. (b)	18,900	9,450,567
ViacomCBS Inc. Class B	196,400	5,501,164
Walt Disney Company	132,700	16,465,416
		211,598,791
Consumer Discretionary — 12.0%
Amazon.com, Inc. (b)	33,900	106,741,947
Chipotle Mexican Grill, Inc. (b)	11,500	14,302,665
Dick’s Sporting Goods, Inc.	132,800	7,686,464
General Motors Company	196,300	5,808,517
Hilton Worldwide Holdings, Inc.	114,400	9,760,608
Home Depot, Inc.	118,100	32,797,551
Las Vegas Sands Corp.	180,700	8,431,462
Lowe’s Companies, Inc.	123,900	20,550,054
Magna International Inc.	129,400	5,920,050
NVR, Inc. (b)	1,800	7,349,616
Target Corporation	169,700	26,714,174
		246,063,108
Consumer Staples — 7.1%
Coca-Cola Company	600,400	29,641,748
Costco Wholesale Corporation	63,600	22,578,000
Mondelez International, Inc. Class A	348,100	19,998,345
PepsiCo, Inc.	118,700	16,451,820
Philip Morris International Inc.	263,500	19,759,865
Procter & Gamble Company	115,350	16,032,496
Walmart Inc.	151,100	21,140,401
		145,602,675
Energy — 2.2%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	21,386,650
Chevron Corporation	140,200	10,094,400
ConocoPhillips	210,300	6,906,252
Exxon Mobil Corporation	86,700	2,976,411
Valero Energy Corporation	69,000	2,989,080
		44,352,793

Schedule of Investments (continued)

September 30, 2020
(unaudited)
	Shares	Value (a)
Financials — 9.8%
Aon plc	84,800	$17,494,240
Bank of America Corp.	1,282,300	30,890,607
Berkshire Hathaway Inc. Class B (b)	82,400	17,546,256
Capital One Financial Corporation	185,900	13,358,774
Intercontinental Exchange, Inc.	206,600	20,670,330
JPMorgan Chase & Co.	283,800	27,321,426
MetLife, Inc.	501,300	18,633,321
Morgan Stanley	358,500	17,333,475
S&P Global, Inc.	63,200	22,789,920
T. Rowe Price Group	120,900	15,501,798
		201,540,147
Health Care — 14.1%
Abbott Laboratories	256,400	27,904,012
AbbVie, Inc.	281,100	24,621,549
Alexion Pharmaceuticals, Inc. (b)	91,200	10,436,016
AmerisourceBergen Corporation	155,600	15,080,752
Bristol-Myers Squibb Company	395,000	23,814,550
Centene Corporation (b)	231,500	13,503,395
CVS Health Corporation	159,200	9,297,280
Edwards Lifesciences Corporation (b)	186,300	14,870,466
Eli Lilly and Company	132,000	19,538,640
Johnson & Johnson	158,300	23,567,704
Merck & Co., Inc.	106,800	8,859,060
Thermo Fisher Scientific Inc.	93,800	41,414,576
UnitedHealth Group Incorporated	137,900	42,993,083
Vertex Pharmaceuticals Incorporated (b)	52,100	14,177,452
		290,078,535
Industrials — 8.2%
Caterpillar Inc.	94,100	14,035,015
Cintas Corporation	23,800	7,921,354
Honeywell International Inc.	149,800	24,658,578
Industrial Select Sector SPDR Fund	192,100	14,787,858
Kansas City Southern	76,700	13,869,661
L3Harris Technologies Inc.	88,800	15,081,792
Lincoln Electric Holdings, Inc.	111,800	10,290,072
Parker-Hannifin Corporation	73,500	14,871,990
Raytheon Technologies Corporation	299,300	17,221,722
Union Pacific Corporation	142,400	28,034,288
United Rentals, Inc. (b)	43,800	7,643,100
		168,415,430

Schedule of Investments (continued)

September 30, 2020
(unaudited)
	Shares	Value (a)
Information Technology — 28.0%
Accenture plc Class A	39,500	$8,926,605
Adobe Inc. (b)	66,300	32,515,509
Amphenol Corporation Class A	39,300	4,255,011
Apple Inc.	1,125,100	130,297,831
Applied Materials, Inc.	184,700	10,980,415
CDW Corp.	66,900	7,996,557
Cisco Systems, Inc.	292,800	11,533,392
Fidelity National Information Services, Inc.	123,700	18,209,877
Intel Corporation	203,200	10,521,696
Lam Research Corporation	44,600	14,796,050
Mastercard Incorporated Class A	96,400	32,599,588
Microsoft Corporation	675,900	142,162,047
NVIDIA Corporation	35,900	19,429,798
Oracle Corporation	122,200	7,295,340
PayPal Holdings Inc. (b)	42,200	8,314,666
QUALCOMM Incorporated	164,200	19,323,056
salesforce.com, inc. (b)	41,000	10,304,120
Skyworks Solutions, Inc.	82,500	12,003,750
Technology Select Sector SPDR Fund	161,300	18,823,710
VeriSign, Inc. (b)	58,400	11,963,240
Visa Inc. Class A	211,700	42,333,649
		574,585,907
Materials — 1.9%
Linde plc	87,000	20,717,310
LyondellBasell Industries N.V.	71,800	5,061,182
Sherwin-Williams Company	20,200	14,074,148
		39,852,640
Real Estate — 2.8%
American Tower Corporation	69,400	16,776,062
CBRE Group, Inc. Class A (b)	141,300	6,636,861
Equinix, Inc.	13,900	10,565,807
Prologis, Inc.	168,100	16,914,222
Simon Property Group, Inc.	93,800	6,066,984
		56,959,936
Utilities — 3.3%
Alliant Energy Corporation	241,400	12,468,310
CMS Energy Corporation	215,200	13,215,432
NextEra Energy, Inc.	81,300	22,565,628
Utilities Select Sector SPDR Fund	105,400	6,258,652
WEC Energy Group Inc.	146,400	14,186,160
		68,694,182

Schedule of Investments (continued)

September 30, 2020
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $1,300,470,437)		$2,047,744,144
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		466,000
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.16% (e)	5,709,795	5,710,366
Northern Institutional Treasury Portfolio, 0.04% (e)	574,101	574,101
Total Short-Term Investments
(Cost $6,282,699)		6,284,467
Total — 100.0%
(Cost $1,306,903,136)		2,054,494,611
Other Assets Less Liabilities — 0.0%		(942,408)
Net Assets — 100.0%		$2,053,552,203

Schedule of Investments (continued)

September 30, 2020
(unaudited)
Total Return Swap Agreements — 0.1%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Procter & Gamble Company (160,300 shares)	7/26/2021	$18,870,468	$3,504,399	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Consumer Staples Select Sector SPDR Fund (323,200 shares)	7/26/2021	(18,812,923)	—	(2,043,691)

Gross unrealized gain (loss) on open total return swap agreements					$3,504,399	$(2,043,691)
Net unrealized gain on open total return swap agreements (f)					$1,460,708

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open total return swap agreements is Morgan Stanley. At September 30, 2020, $1,500,000 in cash collateral was held by the Fund.

(g)
During the nine months ended September 30, 2020, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value September 30, 2020
Adams Funds Advisers, LLC (controlled)	n/a	$-	$-	$-	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	65,603	590,429	(14,607,650)	21,386,650
Total		$65,603	$590,429	$(14,607,650)	$21,852,650

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.